Goodwill - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill Textual
Goodwill, impairment loss	$ 0	$ 0	$ 0